Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (2)	$ 24	$ (7)	$ 22	$ (7)
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	38	35	24	73	58
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 123	$ 54	$ 40	$ 177	$ 52